Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
HK$ [Member]
Schedule of Exchange Rates [Line Items]
Year-end exchange rates	7.8	7.8	0.078
Year average exchange rates	7.8	7.8	0.078
S$ [Member]
Schedule of Exchange Rates [Line Items]
Year-end exchange rates	1.2944	1.2725	0.013559
Year average exchange rates	1.2838	1.3254	0.013482